UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-8411
                                   ---------------------------------------------

                              James Advantage Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  1349 Fairground Road, Beavercreek, Ohio    45385
--------------------------------------------------------------------------------
               (Address of principal executive offices)    (Zip code)

                  Barry R. James, P.O. Box 8, Alpha, Ohio 45301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (937) 426-7640
                                                    ----------------------------

Date of fiscal year end:  6/30
                          --------

Date of reporting period: 12/31/06
                          --------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

James Advantage Funds Semi-Annual Report

--------------------------------------------------------------------------------

                                   Semi-Annual
                                     Report

                                                               December 31, 2006
                                                               (Unaudited)

James Balanced:
Golden Rainbow Fund

James Small Cap Fund

James Market Neutral Fund

James Equity Fund

James Mid Cap Fund


  JAMES
ADVANTAGE
  FUNDS
 [LOGO]

Advised by James Investment Research, Inc.

937 - 426 -7640

www.jamesfunds.com

--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS
OF THE JAMES ADVANTAGE FUNDS
================================================================================

The rally we predicted in the latter part of 2006 did in fact develop and ran through the end of the year. With inflation showing some signs of moderating and the housing industry in hasty retreat, the Federal Reserve moved to the sidelines, after 17 consecutive tightening moves. This gave the stock market the green light to rally. Large companies generating much of their earnings from abroad tended to do very well as the weakened dollar raised earnings expectations. Small companies also rallied nicely.

The Market Over the Past Six Months

The S&P 500 bottomed on June 14 and the NASDAQ on July 18. Most indexes rallied from the mid-summer lows through the end of the year to achieve respectable total returns for the year. Over the last six months the Dow Jones Industrials led the S&P 500, 13.12 percent compared with 12.73 percent, but the small capitalization Russell 2000 Index rose only 9.39 percent. In each case the gains came after a painful correction in May and June. This correction followed the last rate hike by the Federal Reserve and was experienced by stock markets around the world.

Investment Goals and Objectives

The objective of the James Balanced: Golden Rainbow Fund is to provide total return through growth and income and preservation of capital in declining markets. To achieve the income objective, the James Balanced: Golden Rainbow Fund holds high quality bonds. Our independent research led us to add longer term bonds to the portfolio in May, and bonds rallied into December. We have now assumed a less aggressive position in bonds. Growth in the James Balanced:
Golden Rainbow Fund comes from its stocks, which we believe to be bargain stocks. The Fund remains broadly diversified among the economic sectors with some international securities as well.

James Small Cap Fund, James Mid Cap Fund and the James Equity Fund

The objective of the James Small Cap Fund, the James Equity Fund and the James Mid Cap Fund is to provide long term capital appreciation. The James Equity Fund has the additional objective of outperforming the S&P 500. These Funds are invested in stocks selected after research is conducted on over 8500 companies. The hunt for bargain securities helps our portfolio managers build portfolios of stocks with strong value characteristics.

James Market Neutral Fund

The James Market Neutral Fund seeks to provide positive returns regardless of the direction of the stock market. This objective incorporates a short selling strategy to take advantage of stocks which we believe are trading well above their intrinsic values and are due to correct. The Fund also holds long positions in stocks we believe are undervalued, and it may hold some or many of the same stocks owned by the other four James Advantage Funds.

Investment Philosophy

James Investment Research, Inc., adviser to the James Advantage Funds, holds a conservative management philosophy: we don't buy companies without positive earnings and we look for stocks that are relatively inexpensive given certain characteristics such as low price earnings and price to sales ratios. In fact our models contain over twenty such ratios and have helped our investment committee identify stocks we label as bargains. Many academics would call our approach "Value Investing". This approach helps us to avoid stock market bubbles and to preserve capital in declining markets in addition to identifying stocks that we believe poised to advance.

Strategy for Meeting Fund Objectives

Every Fall we create a new economic outlook for the coming year. The economic outlook sets the stage and the investment committee selects securities our research leads us to believe will outperform in the expected environment. This requires Sector and Industry analysis, as well as stock analysis. In 2007, we are currently favoring stocks in the Finance and Consumer Non-Cyclical sectors. However, our diversification requirements lead us to have some exposure in all sectors.

Over the coming months we see problems arising for the markets. One important sign of this is the very high level of bullishness in the markets. When it is hard to find any market bears, it is often hard for the market to continue to rally. In this type of market environment, the conservative nature of the James
Balanced: Golden Rainbow Fund leads it to reduce exposure to stocks and increase bond holdings. The other funds will remain close to fully invested, as their mandate requires. However, we seek out less aggressive stocks and shift shareholder money into more conservative sectors and industries.

Fund Performance

The James Balanced: Golden Rainbow Fund returned 7.90 percent for 2006, trailing its blended benchmark's return of 10.67 percent. The Fund had an overweight in Energy stocks, which served it well in the first half of the year, but pulled down returns as oil prices corrected. The fund met its income objective, paying an ordinary dividend every quarter and a capital gains dividend in December.

The James Equity Fund did beat its benchmark, the S&P 500, returning 16.19 percent for the year vs 15.79 percent on the index. The Fund also paid an ordinary dividend in the fourth quarter. The James Small Cap Fund returned 12.49 percent for the year, trailing the Russell 2000, its benchmark, which returned
18.43 percent. The James Small Cap Fund paid an ordinary dividend and a long term capital gains dividend in the fourth quarter. The James Market Neutral Fund returned -0.43 percent for the year, which trailed its benchmark, the ninety day Treasury Bill's 4.85 percent return. The James Market Neutral Fund paid an ordinary dividend every quarter in 2006. The James Mid Cap Fund began on June 30, 2006. Over the following six months, the Fund returned 5.77 percent. Its benchmark, the S&P 400 Value, returned 7.41 percent over that time period. The James Mid Cap Fund also paid an ordinary dividend in the fourth quarter.

With the notable exception of the James Equity Fund, the James Advantage Funds underperformed their benchmarks over the last six months of 2006. Our process and strategies include some quantitative analysis which we believe has a strong history of favorable comparisons to the relevant indexes. However, no strategy will work every quarter or every year. Our research has shown that high relative strength stocks performed poorly in the last half of 2006. Many stocks that had done very well earlier in the year did an abrupt about face, especially stocks of smaller capitalization companies. While there is some evidence this may have reflected a concern over the November elections and investor fears of a change in the tax rates, we consider the price action to be an aberration. Our research team revalidates our processes every two years to make sure they still capture those characteristics of value that will lead to strong performance. This has been an ongoing process at the adviser for decades. However, we do not change our process or strategy because they didn't work over a short time period, such as a quarter or two. We remain true to our discipline, which has been rewarding in the past and we believe will continue to be rewarding over the long term.

Expectations for the Future

2007 is a year before a presidential election in the United States. These pre-election years have typically been very strong for the stock market, and investors would have to look all the way back to 1937 to find a pre-election year where the stock market actually declined. Perhaps that is why so many investors are bullish as we begin the year! However, our research is again painting the contrarian picture. While bond investors have pushed the yields on bonds below the Fed Funds rate, the Fed remains concerned about inflation and tight money seems to be in the cards for some time. This is not what the bulls want to hear.

In addition, the return of gridlock in Washington is not friendly toward stocks. Pre-election years are generally good years for the stock market because of the additional spending pushed through Congress to spur economic activity in the face of the election. Under political gridlock that spending is harder to produce, eliminating a major bullish factor. What is left is an aging bull market, slowing earnings growth (if not declining earnings) and too many bullish investors. In short, we believe a significant correction is in order, and it could last for many months.

These events can serve to create real opportunities for a longer term rally in stocks. As the year wears on and the political situation becomes clearer, reasons to be bullish may surface. However, in the short run, we believe a conservative approach is in order and those managers who can fulfill their preservation of capital mandates should outperform.

/s/ Thomas L. Mangan

Thomas L. Mangan
Chief Financial Officer

                          Average Annual Total Returns
                             As of December 31, 2006

----------------------------------------------------------------------------------------------------
                                                  Six        One         Five       Ten      Since
                                                Months**     Year        Years     Years   Inception
----------------------------------------------------------------------------------------------------
Golden Rainbow Fund...........................    5.00%       7.90%      9.15%     8.14%     9.11%
Standard & Poor's 500 Index...................   12.74%      15.80%      6.19%     8.42%    11.22%
Blended Index*................................    7.44%      10.34%      6.96%     7.86%     9.42%
     (Inception 7/1/91)
James Small Cap Fund..........................    1.67%      12.49%     18.01%       NA     12.12%
Russell 2000 Index............................    9.38%      18.37%     11.39%       NA     11.71%
     (Inception 10/2/98)
James Market Neutral Fund.....................   -4.34%      -0.43%      4.13%       NA      3.39%
90-Day U.S. Treasury Bill Index...............    2.60%       4.85%      2.43%       NA      3.46%
     (Inception 10/2/98)
James Equity Fund.............................    3.14%      16.19%     10.62%       NA      2.02%
Standard & Poor's 500 Index...................   12.74%      15.80%      6.19%       NA      2.20%
     (Inception 11/1/99)
James Mid Cap Fund............................    5.77%         NA         NA        NA      5.77%**
Standard & Poor's 400 Value Index.............    7.42%         NA         NA        NA      7.42%**
     (Inception 6/30/06)
----------------------------------------------------------------------------------------------------

Past performance is not predictive of future results. The performance of the above Funds does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Current performance may be lower or higher than the performance data quoted. Please call 1-800-995-2637 for most recent month-end performance information.

* The Blended Index is comprised of a 25% weighting in the Standard & Poor's 500 Index, a 25% weighting in the Russell 2000 Index and a 50% weighting in the Lehman Brothers Intemediate Government/Credit Index.

**    Returns not annualized.

JAMES ADVANTAGE FUNDS
REPRESENTATION OF PORTFOLIOS OF INVESTMENTS
December 31, 2006 (Unaudited)
================================================================================

The illustrations below provide the industry sectors for the James Balanced:
Golden Rainbow Fund, James Small Cap Fund, James Market Neutral Fund, James Equity Fund and James Mid Cap Fund.

James Balanced: Golden Rainbow Fund
Industry Sector Allocation (% of Net Assets)

[PIE CHART]

BASIC MATERIALS - 4.4%
CONSUMER, CYCLICAL - 6.7%
CONSUMER, NON-CYCLICAL - 7.1%
ENERGY - 6.0%
FINANCIAL - 7.2%
INDUSTRIAL - 5.0%
TECHNOLOGY - 6.1%
UTILITIES - 6.0%
INTERNATIONAL EQUITY FUNDS - 3.3%
BONDS (over 10 years) - 11.0%
BONDS (2-10 years) - 24.2%
BONDS (less than 2 years) - 9.9%
CASH EQUIVALENTS - 2.5%
OTHER - 0.6%

James Small Cap Fund
Industry Sector Allocation (% of Net Assets)

[PIE CHART]

BASIC MATERIALS - 9.5%
CONSUMER, CYCLICAL - 14.2%
CONSUMER, NON-CYCLICAL - 15.2%
ENERGY - 8.4%
FINANCIAL - 15.0%
INDUSTRIAL - 10.0%
TECHNOLOGY - 11.0%
UTILITIES - 13.4%
CASH EQUIVALENTS - 8.5%
OTHER - -5.2%

JAMES ADVANTAGE FUNDS
REPRESENTATION OF PORTFOLIOS OF INVESTMENTS
(Continued)
================================================================================

James Market Neutral Fund
Industry Sector Allocation (% of Net Assets)
(Cash, Cash Equivalents and Other Assets in Excess of Liabilities not included)

[BAR CHART]

                                    Longs             Shorts
                                   -------           --------
BASIC MATERIALS                      6.6%              1.5%
CONSUMER, CYCLICAL                  13.6%             13.0%
CONSUMER, NON-CYCLICAL               9.7%             10.5%
ENERGY                              12.3%              3.4%
FINANCIAL                           11.8%              7.4%
INDUSTRIAL                           3.3%              4.9%
TECHNOLOGY                          12.4%             17.9%
UTILITIES                            5.8%              2.6%
INTERNATIONAL EQUITY FUNDS           0.9%


James Equity Fund
Industry Sector Allocation (% of Net Assets)

[PIE CHART]

BASIC MATERIALS - 7.2%
CONSUMER, CYCLICAL - 13.7%
CONSUMER, NON-CYCLICAL - 14.7%
ENERGY - 14.8%
FINANCIAL - 14.5%
INDUSTRIAL - 10.7%
TECHNOLOGY - 11.6%
UTILITIES - 10.8%
CASH EQUIVALENTS - 6.0%
OTHER - -4.0%

JAMES ADVANTAGE FUNDS
REPRESENTATION OF PORTFOLIOS OF INVESTMENTS
(Continued)
================================================================================

James Mid Cap Fund
Industry Sector Allocation (% of Net Assets)

[PIE CHART]

BASIC MATERIALS - 9.4%
CONSUMER, CYCLICAL - 10.6%
CONSUMER, NON-CYCLICAL - 16.4%
ENERGY - 11.1%
FINANCIAL - 17.0%
INDUSTRIAL - 9.7%
TECHNOLOGY - 9.3%
UTILITIES - 12.1%
CASH EQUIVALENTS - 7.3%
OTHER - -2.9%

JAMES ADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2006 (Unaudited)
================================================================================

                                              James
                                            Balanced:         James             James           James             James
                                         Golden Rainbow      Small Cap      Market Neutral      Equity           Mid Cap
                                              Fund             Fund             Fund             Fund             Fund
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At amortized cost ..................  $   275,064,327  $   323,490,249  $    40,923,477  $    30,340,636  $     4,144,298
                                         ===============  ===============  ===============  ===============  ===============
   At value ...........................  $   307,648,085  $   345,719,180  $    52,021,544  $    36,865,339  $     4,292,253
Segregated cash with brokers ..........               --               --       54,577,654               --               --
Dividends and interest receivable .....        2,545,638        1,128,948          304,987           87,191            3,792
Receivable for capital shares sold ....        1,005,378          700,704           26,740           42,125           18,844
Other assets ..........................           30,114               --               --               --               --
                                         ---------------  ---------------  ---------------  ---------------  ---------------
       TOTAL ASSETS ...................      311,229,215      347,548,832      106,930,925       36,994,655        4,314,889
                                         ---------------  ---------------  ---------------  ---------------  ---------------
LIABILITIES
Dividends payable .....................           87,402           19,502           40,706            1,242               37
Payable for securities sold short
   (proceeds $40,389,859) .............               --               --       40,485,959               --               --
Payable for dividends on
   securities sold short ..............               --               --            3,955               --               --
Payable for capital shares redeemed ...          948,500          404,206          167,634           61,290               --
Payable for securities purchased ......          270,110       18,199,017               --        1,445,937          137,915
Accrued expenses:
   Management fees ....................          192,068          337,620           96,924           37,390            4,302
   12b-1 distribution and service fees           186,127          111,861           32,331           18,167            2,490
   Trustees' fees .....................            2,534               --               --               --               --
   Payable to other affiliates ........           25,777               --               --               --               --
   Other ..............................            1,830               --               --               --               --
                                         ---------------  ---------------  ---------------  ---------------  ---------------
       TOTAL LIABILITIES ..............        1,714,348       19,072,206       40,827,509        1,564,026          144,744
                                         ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS ............................  $   309,514,867  $   328,476,626  $    66,103,416  $    35,430,629  $     4,170,145
                                         ===============  ===============  ===============  ===============  ===============
NET ASSETS CONSIST OF:
Paid-in capital .......................  $   275,991,121  $   309,053,935  $    66,285,613  $    30,696,488  $     4,021,838
Accumulated net investment
   income (loss) ......................           (6,878)         (34,619)         (42,662)           3,091                4
Accumulated net realized gains (losses)
   from security transactions .........          946,866       (2,771,621)     (11,141,502)      (1,793,653)             348
Net unrealized appreciation
   on investments .....................       32,583,758       22,228,931       11,001,967        6,524,703          147,955
                                         ---------------  ---------------  ---------------  ---------------  ---------------
NET ASSETS ............................  $   309,514,867  $   328,476,626  $    66,103,416  $    35,430,629  $     4,170,145
                                         ===============  ===============  ===============  ===============  ===============
Shares of beneficial interest
   outstanding (unlimited number
   of shares authorized) ..............       17,532,429       14,032,594        5,548,078        3,116,881          395,811
                                         ===============  ===============  ===============  ===============  ===============
Net asset value, offering price and
   redemption price per share .........  $         17.65  $         23.41  $         11.91  $         11.37  $         10.54
                                         ===============  ===============  ===============  ===============  ===============

See accompanying notes to financial statements.

JAMES ADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2006 (Unaudited)
================================================================================

                                              James
                                            Balanced:         James             James           James             James
                                         Golden Rainbow      Small Cap      Market Neutral      Equity           Mid Cap
                                              Fund             Fund             Fund             Fund             Fund
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends (Net of withholding
       taxes of $2,162, $0, $1,633,
       $811, $33, respectively) .......  $     1,144,785  $     2,254,751  $       508,558  $       311,369  $        27,063
   Interest ...........................        4,183,444          346,893        1,693,370           34,743            4,389
                                         ---------------  ---------------  ---------------  ---------------  ---------------
       TOTAL INVESTMENT INCOME ........        5,328,229        2,601,644        2,201,928          346,112           31,452
                                         ---------------  ---------------  ---------------  ---------------  ---------------
EXPENSES
   Management fees ....................        1,066,219        1,499,000          651,146          213,557           14,005
   12b-1 distribution and service fees           342,987          301,863           89,580           43,462            2,806
   Dividend expense on
       securities sold short ..........               --               --          100,019               --               --
   Administration fees ................           81,495               --               --               --               --
   Professional fees ..................           42,645               --               --               --               --
   Transfer agent fees ................           35,176               --               --               --               --
   Accounting services fees ...........           24,399               --               --               --               --
   Trustees' fees .....................            9,113           10,319            8,160            7,167               23
   Registration fees ..................           25,813               --               --               --               --
   Custodian fees and expenses ........           19,598               --               --               --               --
   Shareholder report printing
       and mailing ....................           16,399               --               --               --               --
   Postage and supplies ...............           13,947               --               --               --               --
   Compliance fees and expenses .......            3,698               --               --               --               --
   Other expenses .....................            2,314               --               --               --               --
                                         ---------------  ---------------  ---------------  ---------------  ---------------
       TOTAL EXPENSES .................        1,683,803        1,811,182          848,905          264,186           16,834
                                         ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME .................        3,644,426          790,462        1,353,023           81,926           14,618
                                         ---------------  ---------------  ---------------  ---------------  ---------------
REALIZED AND UNREALIZED
   GAINS (LOSSES)
   ON INVESTMENTS
   Net realized gains (losses) from
       security transactions ..........        2,817,214         (474,215)       2,476,161            2,118              348
   Net realized losses on closed
       short positions ................               --               --       (1,872,301)              --               --
   Net change in unrealized
       appreciation/depreciation on
       investments ....................        7,665,245        5,714,683       (5,438,398)         818,892          147,955
                                         ---------------  ---------------  ---------------  ---------------  ---------------
NET REALIZED AND
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS .....................       10,482,459        5,240,468       (4,834,538)         821,010          148,303
                                         ===============  ===============  ===============  ===============  ===============
NET INCREASE (DECREASE)
   IN NET ASSETS RESULTING
   FROM OPERATIONS ....................  $    14,126,885  $     6,030,930  $    (3,481,515) $       902,936  $       162,921
                                         ===============  ===============  ===============  ===============  ===============

See accompanying notes to financial statements.

JAMES BALANCED: GOLDEN RAINBOW FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                          Six Months
                                                                                            Ended           Year
                                                                                         December 31,       Ended
                                                                                             2006         June 30,
                                                                                         (Unaudited)        2006
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
     Net investment income ...........................................................  $   3,644,426   $   4,445,213
     Net realized gains on investments ...............................................      2,817,214       4,354,056
     Net change in unrealized appreciation/depreciation on investments ...............      7,665,245       3,509,577
                                                                                        -------------   -------------
Net increase in net assets from operations ...........................................     14,126,885      12,308,846
                                                                                        -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income ............................................     (3,651,315)     (4,445,207)
     Distributions from net realized gains ...........................................     (5,273,855)     (6,923,670)
                                                                                        -------------   -------------
Decrease in net assets from distributions to shareholders ............................     (8,925,170)    (11,368,877)
                                                                                        -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold .......................................................     60,196,714     156,716,472
     Net asset value of shares issued in reinvestment of distributions to shareholders      8,607,498      10,968,299
     Payments for shares redeemed ....................................................    (33,257,004)    (47,464,018)
                                                                                        -------------   -------------
Net increase in net assets from capital share transactions ...........................     35,547,208     120,220,753
                                                                                        -------------   -------------
TOTAL INCREASE IN NET ASSETS .........................................................     40,748,923     121,160,722

NET ASSETS
     Beginning of period .............................................................    268,765,944     147,605,222
                                                                                        -------------   -------------
     End of period ...................................................................  $ 309,514,867   $ 268,765,944
                                                                                        =============   =============
ACCUMULATED NET INVESTMENT INCOME (LOSS) .............................................  $      (6,878)  $       2,871
                                                                                        =============   =============
SUMMARY OF CAPITAL SHARE ACTIVITY
     Shares sold .....................................................................      3,423,977       9,025,280
     Shares issued in reinvestment of distributions to shareholders ..................        485,412         638,737
     Shares redeemed .................................................................     (1,894,665)     (2,737,742)
                                                                                        -------------   -------------
     Net increase in shares outstanding ..............................................      2,014,724       6,926,275
     Shares outstanding, beginning of period .........................................     15,517,705       8,591,430
                                                                                        -------------   -------------
     Shares outstanding, end of period ...............................................     17,532,429      15,517,705
                                                                                        =============   =============

See accompanying notes to financial statements.

JAMES SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                          Six Months
                                                                                            Ended           Year
                                                                                         December 31,       Ended
                                                                                             2006         June 30,
                                                                                         (Unaudited)        2006
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
     Net investment income (loss) ....................................................  $     790,462   $    (238,195)
     Net realized gains (losses) on investments ......................................       (474,215)        973,968
     Net change in unrealized appreciation/depreciation on investments ...............      5,714,683      10,817,638
                                                                                        -------------   -------------
Net increase in net assets from operations ...........................................      6,030,930      11,553,411
                                                                                        -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income ............................................       (579,295)       (140,631)
     Distributions from net realized gains ...........................................     (2,572,028)     (1,110,529)
                                                                                        -------------   -------------
Decrease in net assets from distributions to shareholders ............................     (3,151,323)     (1,251,160)
                                                                                        -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold .......................................................    178,014,863     146,123,605
     Net asset value of shares issued in reinvestment of distributions to shareholders      3,036,862       1,211,405
     Payments for shares redeemed (A) ................................................    (25,945,117)    (41,635,792)
                                                                                        -------------   -------------
Net increase in net assets from capital share transactions ...........................    155,106,608     105,699,218
                                                                                        -------------   -------------
TOTAL INCREASE IN NET ASSETS .........................................................    157,986,215     116,001,469

NET ASSETS
     Beginning of period .............................................................    170,490,411      54,488,942
                                                                                        -------------   -------------
     End of period ...................................................................  $ 328,476,626   $ 170,490,411
                                                                                        =============   =============
ACCUMULATED NET INVESTMENT LOSS ......................................................  $     (34,619)  $          --
                                                                                        =============   =============
SUMMARY OF CAPITAL SHARE ACTIVITY
     Shares sold .....................................................................      7,697,389       6,488,734
     Shares issued in reinvestment of distributions to shareholders ..................        129,997          56,228
     Shares redeemed .................................................................     (1,118,620)     (1,884,121)
                                                                                        -------------   -------------
     Net increase in shares outstanding ..............................................      6,708,766       4,660,841
     Shares outstanding, beginning of period .........................................      7,323,828       2,662,987
                                                                                        -------------   -------------
     Shares outstanding, end of period ...............................................     14,032,594       7,323,828
                                                                                        =============   =============

(A) The cost of payments for shares redeemed is net of the 1% redemption fee on Fund shares which have been held for less than the stated period in the prospectus. For the periods ended December 31, 2006 and June 30, 2006, these fees were $33,629 and $40,075, respectively. Effective February 21, 2007, the redemption fee was eliminated.

See accompanying notes to financial statements.

JAMES MARKET NEUTRAL FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                          Six Months
                                                                                            Ended           Year
                                                                                         December 31,       Ended
                                                                                             2006         June 30,
                                                                                         (Unaudited)        2006
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
     Net investment income ...........................................................  $   1,353,023  $     986,065
     Net realized gains (losses) from:
         Security transactions .......................................................      2,476,161      1,432,520
         Closed short positions ......................................................     (1,872,301)   (11,320,096)
     Net change in unrealized appreciation/depreciation on investments ...............     (5,438,398)    11,995,675
                                                                                        -------------  -------------
Net increase (decrease) in net assets from operations ................................     (3,481,515)     3,094,164
                                                                                        -------------  -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income ............................................     (1,395,686)    (1,008,466)
                                                                                        -------------  -------------
FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold .......................................................     17,891,889     55,571,273
     Net asset value of shares issued in reinvestment of distributions to shareholders      1,314,050        951,011
     Payments for shares redeemed (A) ................................................    (23,442,936)   (30,693,297)
                                                                                        -------------  -------------
Net increase (decrease) in net assets from capital share transactions ................     (4,236,997)    25,828,987
                                                                                        -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..............................................     (9,114,198)    27,914,685

NET ASSETS
     Beginning of period .............................................................     75,217,614     47,302,929
                                                                                        -------------  -------------
     End of period ...................................................................  $  66,103,416  $  75,217,614
                                                                                        =============  =============
ACCUMULATED NET INVESTMENT INCOME (LOSS) .............................................  $     (42,662) $       1,351
                                                                                        =============  =============
SUMMARY OF CAPITAL SHARE ACTIVITY
     Shares sold .....................................................................      1,422,224      4,486,840
     Shares issued in reinvestment of distributions to shareholders ..................        108,370         76,956
     Shares redeemed .................................................................     (1,910,858)    (2,491,209)
                                                                                        -------------  -------------
     Net increase (decrease) in shares outstanding ...................................       (380,264)     2,072,587
     Shares outstanding, beginning of period .........................................      5,928,342      3,855,755
                                                                                        -------------  -------------
     Shares outstanding, end of period ...............................................      5,548,078      5,928,342
                                                                                        =============  =============

(A) The cost of payments for shares redeemed is net of the 1% redemption fee on Fund shares which have been held for less than the stated period in the prospectus. For the periods ended December 31, 2006 and June 30, 2006, these fees were $20,603 and $37,999, respectively. Effective February 21, 2007, the redemption fee was eliminated.

See accompanying notes to financial statements.

JAMES EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                          Six Months
                                                                                            Ended           Year
                                                                                         December 31,       Ended
                                                                                             2006         June 30,
                                                                                         (Unaudited)        2006
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
     Net investment income ...........................................................  $      81,926   $      12,886
     Net realized gains on investments ...............................................          2,118       1,393,779
     Net change in unrealized appreciation/depreciation on investments ...............        818,892       3,117,729
                                                                                        -------------   -------------
Net increase in net assets from operations ...........................................        902,936       4,524,394
                                                                                        -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income ............................................        (50,617)        (12,886)
     Dividends in excess of net investment income ....................................             --         (28,219)
                                                                                        -------------   -------------
Decrease in net assets from distributions to shareholders ............................        (50,617)        (41,105)
                                                                                        -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold .......................................................     13,224,313      17,542,319
     Net asset value of shares issued in reinvestment of distributions to shareholders         49,374          40,392
     Payments for shares redeemed (A) ................................................    (12,487,582)     (5,107,288)
                                                                                        -------------   -------------
Net increase in net assets from capital share transactions ...........................        786,105      12,475,423
                                                                                        -------------   -------------
TOTAL INCREASE IN NET ASSETS .........................................................      1,638,424      16,958,712

NET ASSETS
     Beginning of period .............................................................     33,792,205      16,833,493
                                                                                        -------------   -------------
     End of period ...................................................................  $  35,430,629   $  33,792,205
                                                                                        =============   =============
UNDISTRIBUTED NET INVESTMENT INCOME ..................................................  $       3,091   $          --
                                                                                        =============   =============
SUMMARY OF CAPITAL SHARE ACTIVITY
     Shares sold .....................................................................      1,200,288       1,662,067
     Shares issued in reinvestment of distributions to shareholders ..................          4,342           4,122
     Shares redeemed .................................................................     (1,148,918)       (499,385)
                                                                                        -------------   -------------
     Net increase in shares outstanding ..............................................         55,712       1,166,804
     Shares outstanding, beginning of period .........................................      3,061,169       1,894,365
                                                                                        -------------   -------------
     Shares outstanding, end of period ...............................................      3,116,881       3,061,169
                                                                                        =============   =============

(A) The cost of payments for shares redeemed is net of the 1% redemption fee on Fund shares which have been held for less than the stated period in the prospectus. For the periods ended December 31, 2006 and June 30, 2006, these fees were $6,933 and $4,373, respectively. Effective February 21, 2007, the redemption fee was eliminated.

See accompanying notes to financial statements.

JAMES MID CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                         Six Months
                                                                                           Ended
                                                                                       December 31,
                                                                                           2006
                                                                                        (Unaudited)
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
     Net investment income ...........................................................  $    14,618
     Net realized gains on investments ...............................................          348
     Net change in unrealized appreciation/depreciation on investments ...............      147,955
                                                                                        -----------
Net increase in net assets from operations ...........................................      162,921
                                                                                        -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income ............................................      (14,614)
                                                                                        -----------
FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold .......................................................    3,909,554
     Net asset value of shares issued in reinvestment of distributions to shareholders       14,577
     Payments for shares redeemed (A) ................................................       (2,293)
                                                                                        -----------
Net increase in net assets from capital share transactions ...........................    3,921,838
                                                                                        -----------
TOTAL INCREASE IN NET ASSETS .........................................................    4,070,145

NET ASSETS
     Beginning of period .............................................................      100,000
                                                                                        -----------
     End of period ...................................................................  $ 4,170,145
                                                                                        ===========
UNDISTRIBUTED NET INVESTMENT INCOME ..................................................  $         4
                                                                                        ===========
SUMMARY OF CAPITAL SHARE ACTIVITY
     Shares sold .....................................................................      384,653
     Shares issued in reinvestment of distributions to shareholders ..................        1,383
     Shares redeemed .................................................................         (225)
                                                                                        -----------
     Net increase in shares outstanding ..............................................      385,811
     Shares outstanding, beginning of period .........................................       10,000
                                                                                        -----------
     Shares outstanding, end of period ...............................................      395,811
                                                                                        ===========

(A) The cost of payments for shares redeemed is net of the 1% redemption fee on Fund shares which have been held for less than the stated period in the prospectus. For the period ended December 31, 2006, these fees were $2. Effective February 21, 2007, the redemption fee was eliminated.

See accompanying notes to financial statements.

JAMES BALANCED: GOLDEN RAINBOW FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                           Per Share Data for a Share Outstanding Throughout Each Period
----------------------------------------------------------------------------------------------------------------------------
                                    Six Months
                                      Ended
                                    December 31,                                Year Ended June 30,
                                       2006            ---------------------------------------------------------------------
                                    (Unaudited)          2006           2005           2004            2003          2002
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of
     period .......................  $   17.32         $   17.18      $   15.28      $   13.72       $   13.80     $   14.34
                                     ---------         ---------      ---------      ---------       ---------     ---------
Income from investment operations:
     Net investment income ........       0.22              0.34           0.26           0.26            0.27          0.40
     Net realized and unrealized
         gains on investments .....       0.65              0.75           1.95           1.56            0.28          0.33
                                     ---------         ---------      ---------      ---------       ---------     ---------
Total from investment operations ..       0.87              1.09           2.21           1.82            0.55          0.73
                                     ---------         ---------      ---------      ---------       ---------     ---------
Less distributions:
     From net investment income ...      (0.22)            (0.34)         (0.26)         (0.26)          (0.27)        (0.40)
     From net realized gains on
         investments ..............      (0.32)            (0.61)         (0.05)         (0.00)(A)       (0.36)        (0.87)
                                     ---------         ---------      ---------      ---------       ---------     ---------
Total distributions ...............      (0.54)            (0.95)         (0.31)         (0.26)          (0.63)        (1.27)
                                     ---------         ---------      ---------      ---------       ---------     ---------
Net asset value at end of period ..  $   17.65         $   17.32      $   17.18      $   15.28       $   13.72     $   13.80
                                     =========         =========      =========      =========       =========     =========
Total return ......................       5.00%(B)          6.48%         14.56%         13.32%           4.34%         5.37%
                                     =========         =========      =========      =========       =========     =========
Net assets at end of period (000's)  $ 309,515         $ 268,766      $ 147,605      $  83,893       $  69,169     $  65,456
                                     =========         =========      =========      =========       =========     =========
Ratios/Supplemental Data:
Ratio of net expenses to average
     net assets ...................       1.17%(C)          1.21%          1.26%          1.28%           1.32%         1.24%

Ratio of net investment income
     to average net assets ........       2.53%(C)          2.11%          1.70%          1.77%           2.08%         2.84%

Portfolio turnover rate ...........         50%(C)            68%            36%            29%             61%           54%

(A)   Amount rounds to less than $0.005.
(B)   Not annualized.
(C)   Annualized.

See accompanying notes to financial statements.

JAMES SMALL CAP FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                           Per Share Data for a Share Outstanding Throughout Each Period
----------------------------------------------------------------------------------------------------------------------------
                                    Six Months
                                      Ended
                                    December 31,                                Year Ended June 30,
                                       2006            ---------------------------------------------------------------------
                                    (Unaudited)          2006           2005           2004            2003          2002
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of
    period ........................  $   23.28         $   20.46      $   18.66      $   13.43       $   12.08     $   11.03
                                     ---------         ---------      ---------      ---------       ---------     ---------
Income (loss) from investment
    operations:
     Net investment income (loss) .       0.07             (0.04)          0.05           0.01            0.10          0.00(A)
     Net realized and unrealized
         gains on investments .....       0.32              3.19           2.65           5.26            1.35          1.06
                                     ---------         ---------      ---------      ---------       ---------     ---------
Total from investment operations ..       0.39              3.15           2.70           5.27            1.45          1.06
                                     ---------         ---------      ---------      ---------       ---------     ---------
Less distributions:
     From net investment income ...      (0.04)            (0.04)            --          (0.01)          (0.10)        (0.01)
     From net realized gains on
         investments ..............      (0.22)            (0.30)         (1.00)         (0.05)             --            --
                                     ---------         ---------      ---------      ---------       ---------     ---------
Total distributions ...............      (0.26)            (0.34)         (1.00)         (0.06)          (0.10)        (0.01)
                                     ---------         ---------      ---------      ---------       ---------     ---------
Paid-in capital from redemption
    fees(B) .......................       0.00(A)           0.01           0.10           0.02              --            --
                                     ---------         ---------      ---------      ---------       ---------     ---------
Net asset value at end of period ..  $   23.41         $   23.28      $   20.46      $   18.66       $   13.43     $   12.08
                                     =========         =========      =========      =========       =========     =========
Total return ......................       1.67%(C)         15.59%         15.39%         39.47%          12.20%         9.65%
                                     =========         =========      =========      =========       =========     =========
Net assets at end of period (000's)  $ 328,477         $ 170,490      $  54,489      $  13,186       $   9,199     $   7,882
                                     =========         =========      =========      =========       =========     =========
Ratios/Supplemental Data:
Ratio of net expenses to average
    net assets ....................       1.49%(D)          1.50%          1.50%          1.50%           1.50%         1.48%

Ratio of net investment income
    (loss) to average net assets ..       0.65%(D)         (0.25%)         0.45%          0.05%           0.90%         0.02%

Portfolio turnover rate ...........         79%(D)            59%            94%            45%             52%           78%

(A)   Amount rounds to less than $0.005.
(B) Amount calculated based on average shares outstanding throughout the period.
(C)   Not annualized.
(D)   Annualized.

See accompanying notes to financial statements.

JAMES MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                           Per Share Data for a Share Outstanding Throughout Each Period
----------------------------------------------------------------------------------------------------------------------------
                                    Six Months
                                      Ended
                                    December 31,                                Year Ended June 30,
                                       2006            ---------------------------------------------------------------------
                                    (Unaudited)          2006           2005           2004            2003          2002
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of
    period ........................  $   12.69         $   12.27      $   11.02      $    9.97       $   10.79     $   10.12
                                     ---------         ---------      ---------      ---------       ---------     ---------
Income (loss) from investment
    operations:
     Net investment income (loss) .       0.22              0.17           0.01          (0.13)          (0.10)         0.02
     Net realized and unrealized
         gains (losses) on
         investments ..............      (0.77)             0.42           1.23           1.18           (0.72)         0.69
                                     ---------         ---------      ---------      ---------       ---------     ---------
Total from investment operations ..      (0.55)             0.59           1.24           1.05           (0.82)         0.71
                                     ---------         ---------      ---------      ---------       ---------     ---------
Less distributions:
     From net investment income ...      (0.23)            (0.18)            --             --              --         (0.04)
                                     ---------         ---------      ---------      ---------       ---------     ---------
Paid-in capital from redemption
    fees(B) .......................       0.00(A)         0.01           0.01             0.00(A)          --            --
                                     ---------         ---------      ---------      ---------       ---------     ---------
Net asset value at end of period ..  $   11.91         $   12.69      $   12.27      $   11.02       $    9.97     $   10.79
                                     =========         =========      =========      =========       =========     =========
Total return ......................      (4.34%)(C)         4.94%         11.34%         10.53%          (7.60%)        7.06%
                                     =========         =========      =========      =========       =========     =========
Net assets at end of period (000's)  $  66,103         $  75,218      $  47,303      $  12,528       $   9,219     $   8,676
                                     =========         =========      =========      =========       =========     =========
Ratios/Supplemental Data:
Ratio of net expenses to average
     net assets, excluding
     dividends on securities sold
     short ........................       1.93%(D)          1.95%          1.95%          1.95%           1.95%         1.95%

Ratio of dividend expense
     on securities sold short .....       0.26%(D)          0.62%          0.42%          0.64%           0.53%         0.28%
                                     ---------         ---------      ---------      ---------       ---------     ---------
Ratio of net expenses to average
    net assets ....................       2.19%(D)          2.57%          2.37%          2.59%           2.48%         2.23%
                                     ---------         ---------      ---------      ---------       ---------     ---------
Ratio of net investment income
     (loss) to average net assets .       3.49%(D)          1.52%          0.11%         (1.43%)         (0.98%)        0.25%

Portfolio turnover rate(E) ........         53%(D)            27%            35%            13%             86%          154%

(A)   Amount rounds to less than $0.005.
(B) Amount calculated based on average shares outstanding throughout the period.
(C)   Not annualized.
(D)   Annualized.
(E) Calculation does not include short positions or short transactions. Portfolio turnover rate would be lower if included.

See accompanying notes to financial statements.

JAMES EQUITY FUND
FINANCIAL HIGHLIGHTS
================================================================================

                                                           Per Share Data for a Share Outstanding Throughout Each Period
----------------------------------------------------------------------------------------------------------------------------
                                    Six Months
                                      Ended
                                    December 31,                                Year Ended June 30,
                                       2006            ---------------------------------------------------------------------
                                    (Unaudited)          2006           2005           2004            2003          2002
----------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of
    period ........................  $   11.04         $    8.89      $    7.36      $    6.18       $    6.62     $    7.65
                                     ---------         ---------      ---------      ---------       ---------     ---------
Income (loss) from investment
    operations:
     Net investment income ........       0.03              0.01           0.01           0.02            0.03          0.01
     Net realized and unrealized
         gains (losses) on
         investments ..............       0.32              2.16           1.53           1.18           (0.44)        (1.03)
                                     ---------         ---------      ---------      ---------       ---------     ---------
Total from investment operations ..       0.35              2.17           1.54           1.20           (0.41)        (1.02)
                                     ---------         ---------      ---------      ---------       ---------     ---------
Less distributions:
     From net investment income ...      (0.02)            (0.01)         (0.01)         (0.02)          (0.03)        (0.01)
     From distributions in excess
         of net investment income .         --             (0.01)            --             --              --            --
                                     ---------         ---------      ---------      ---------       ---------     ---------
     Total distributions ..........      (0.02)            (0.02)         (0.01)         (0.02)          (0.03)        (0.01)
                                     ---------         ---------      ---------      ---------       ---------     ---------
Paid-in capital from redemption
    fees(B) .......................       0.00(A)           0.00(A)        0.00(A)        0.00(A)           --            --
                                     ---------         ---------      ---------      ---------       ---------     ---------
Net asset value at end of period ..  $   11.37         $   11.04      $    8.89      $    7.36       $    6.18     $    6.62
                                     =========         =========      =========      =========       =========     =========
Total return ......................       3.14%(C)         24.45%         20.96%         19.38%          (6.14%)      (13.29%)
                                     =========         =========      =========      =========       =========     =========
Net assets at end of period (000's)  $  35,431         $  33,792      $  16,833      $   7,249       $   5,379     $   3,788
                                     =========         =========      =========      =========       =========     =========
Ratios/Supplemental Data:
Ratio of net expenses to average
    net assets ....................       1.50%(D)          1.50%          1.50%          1.50%           1.50%         1.50%

Ratio of net investment income
     to average net assets ........       0.46%(D)          0.06%          0.22%          0.25%           0.56%         0.20%

Portfolio turnover rate ...........         57%(D)            43%            33%            70%             65%           87%

(A)   Amount rounds to less than $0.005.
(B) Amount calculated based on average shares outstanding throughout the period.
(C)   Not annualized.
(D)   Annualized.

See accompanying notes to financial statements.

JAMES MID CAP FUND
FINANCIAL HIGHLIGHTS
================================================================================

                    Per Share Data for a Share Outstanding Throughout the Period
--------------------------------------------------------------------------------
                                                                  Six Months
                                                                     Ended
                                                                  December 31,
                                                                      2006
                                                                  (Unaudited)
--------------------------------------------------------------------------------
Net asset value at beginning of period ......................  $       10.00
                                                               -------------
Income from investment operations:
     Net investment income ..................................           0.04
     Net realized and unrealized gains on investments........           0.54
                                                               -------------
Total from investment operations ............................           0.58
                                                               -------------
Less distributions:
     From net investment income .............................          (0.04)
                                                               -------------
Paid-in capital from redemption fees(B) .....................           0.00(A)
                                                               -------------
Net asset value at end of period ............................  $       10.54
                                                               =============
Total return ................................................           5.77%(C)
                                                               =============
Net assets at end of period (000's) .........................          4,170
                                                               =============
Ratios/Supplemental Data:
Ratio of net expenses to average net assets .................           1.48%(D)

Ratio of net investment income to average net assets.........           1.29%(D)

Portfolio turnover rate .....................................             20%(D)

(A)   Amount rounds to less than $0.005.
(B) Amount calculated based on average shares outstanding throughout the period.
(C)   Not annualized.
(D)   Annualized.

See accompanying notes to financial statements.

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)
================================================================================
   Shares      COMMON STOCKS -- 51.8%                                 Value
--------------------------------------------------------------------------------
               BASIC MATERIALS -- 4.4%
      42,000   AEP Industries, Inc.*............................  $   2,239,020
      15,000   Alliance Resource Partners, L.P..................        517,800
      40,000   Barrick Gold Corporation.........................      1,228,000
      35,000   Castle (A.M.) & Company..........................        890,750
      15,000   Dow Chemical Company.............................        599,100
      40,000   Goldcorp, Inc....................................      1,137,600
      45,650   Methanex Corporation.............................      1,249,441
      26,000   Newmont Mining Corporation.......................      1,173,900
      19,000   Nucor Corporation................................      1,038,540
     175,000   Polyone Corporation - W/I*.......................      1,312,500
      17,000   PPG Industries, Inc..............................      1,091,570
      30,000   RPM International, Inc...........................        626,700
      19,500   Terra Nitrogen Company, L.P......................        663,975
                                                                  -------------
                                                                     13,768,896
                                                                  -------------
               CONSUMER, CYCLICAL -- 6.7%
     100,812   Air Methods Corporation*.........................      2,814,671
     185,000   Interstate Hotels & Resorts*.....................      1,380,100
      39,000   J.C. Penney Company, Inc. .......................      3,017,040
      30,000   McDonald's Corporation...........................      1,329,900
      45,000   Men's Wearhouse, Inc.............................      1,721,700
      20,000   Office Depot, Inc.*..............................        763,400
      34,950   PACCAR, Inc......................................      2,268,255
      13,000   Papa John's Intl., Inc.*.........................        377,130
      26,000   Steven Madden Ltd................................        912,340
      29,000   The Buckle, Inc..................................      1,474,650
      49,000   The Pantry, Inc.*................................      2,295,160
      55,500   Watson Wyatt Worldwide, Inc......................      2,505,825
                                                                  -------------
                                                                     20,860,171
                                                                  -------------
               CONSUMER, NON-CYCLICAL -- 7.1%
      41,500   Archer-Daniels-Midland Company...................      1,326,340
      53,500   Corvel Corporation*..............................      2,544,995
     201,000   EZCORP, Inc. - Class A*..........................      3,266,250
      48,000   Imperial Sugar Company...........................      1,162,080
      12,000   Ingles Markets, Inc - CL A.......................        357,480
     126,000   King Pharmaceuticals, Inc.*......................      2,005,920
      25,000   Magellan Health Services, Inc.*..................      1,080,500
      24,000   Manpower, Inc....................................      1,798,320
      60,000   Merck & Co., Inc.................................      2,616,000
      97,000   Pfizer, Inc......................................      2,512,300
       9,000   Sierra Health Services, Inc.*....................        324,360
      20,534   The Andersons, Inc...............................        870,436
      43,000   The Toro Company.................................      2,005,090
                                                                  -------------
                                                                     21,870,071
                                                                  -------------

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares      COMMON STOCKS -- 51.8% (Continued)                     Value
--------------------------------------------------------------------------------
               ENERGY -- 6.0%
      15,800   Apache Corporation...............................  $   1,050,858
      41,500   Bolt Technology Corporation*.....................        925,450
      32,940   Chevron Corporation..............................      2,422,078
      38,500   Cimarex Energy Company...........................      1,405,250
      28,000   Devon Energy Corporation.........................      1,878,240
      16,000   EOG Resources, Inc...............................        999,200
      44,500   Exxon Mobil Corporation..........................      3,410,036
      36,400   Hess Corporation.................................      1,804,348
     151,313   ICO Inc.*........................................        853,405
      10,000   Lufkin Industries, Inc...........................        580,800
      28,300   Sunoco, Inc......................................      1,764,788
      28,000   Valero Energy Corporation........................      1,432,480
                                                                  -------------
                                                                     18,526,933
                                                                  -------------
               FINANCIAL -- 7.2%
      27,500   Alliance Bernstein Holding L.P...................      2,211,000
      46,500   American Financial Group, Inc....................      1,669,815
      48,750   American Physicians Capital, Inc.*...............      1,951,950
      11,500   Assurant, Inc....................................        635,375
      20,500   Bear Stearns Companies, Inc......................      3,336,989
      36,500   CIT Group, Inc...................................      2,035,605
      28,000   CNA Surety Corporation*..........................        602,000
      14,000   KeyCorp..........................................        532,420
      40,000   Knight Capital Group, Inc.*......................        766,800
      47,500   Rent-A-Center, Inc.*.............................      1,401,725
      20,000   SAFECO Corporation...............................      1,251,000
      54,000   Safety Insurance Group, Inc......................      2,738,340
      82,500   W.R. Berkley Corporation.........................      2,847,075
                                                                  -------------
                                                                     21,980,094
                                                                  -------------
               INDUSTRIAL -- 5.0%
      14,000   Cascade Corporation..............................        740,600
      62,000   CSX Corporation..................................      2,134,660
      21,500   Cummins, Inc.....................................      2,540,870
      11,000   Eaton Corporation................................        826,540
      75,000   Metal Management, Inc............................      2,838,750
      29,000   Norfolk Southern Corporation.....................      1,458,410
      36,200   OMI Corporation..................................        766,354
      57,000   PW Eagle, Inc....................................      1,966,500
      27,000   Superior Essex, Inc.*............................        897,750
       2,000   The Black & Decker Corporation...................        159,940
      42,000   Timken Company...................................      1,225,560
                                                                  -------------
                                                                     15,555,934
                                                                  -------------

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares      COMMON STOCKS -- 51.8% (Continued)                     Value
--------------------------------------------------------------------------------
               TECHNOLOGY -- 6.1%
      42,000   Armor Holdings, Inc.*............................  $   2,303,700
      41,000   Arrow Electronics, Inc*..........................      1,293,550
      25,000   BTU International, Inc.*.........................        245,000
       6,000   Ceradyne, Inc.*..................................        339,000
      35,000   Covansys Corporation*............................        803,250
      61,500   Hewlett-Packard Company..........................      2,533,185
      30,000   Intersections, Inc.*.............................        316,800
      41,000   Komag, Inc.*.....................................      1,553,080
       8,000   MicroStrategy, Inc.*.............................        912,080
      17,000   Motorola, Inc....................................        349,520
      50,500   Northrop Grumman Corporation.....................      3,418,850
      35,000   Sykes Enterprises, Inc.*.........................        617,400
      30,000   WESCO International, Inc.*.......................      1,764,300
     119,000   Western Digital Corporation*.....................      2,434,740
                                                                  -------------
                                                                     18,884,455
                                                                  -------------
               UTILITIES -- 6.0%
      76,000   AT&T, Inc........................................      2,717,000
      39,500   CenturyTel, Inc..................................      1,724,570
      34,000   Edison International.............................      1,546,320
      70,800   Energen Corporation..............................      3,323,352
      52,000   IDACORP, Inc.....................................      2,009,800
      43,500   MDU Resources Group, Inc.........................      1,115,340
      28,000   Otter Tail Corporation...........................        872,480
      30,500   Sempra Energy....................................      1,707,085
      38,000   TXU Corporation..................................      2,059,980
      25,000   WPS Resources Corporation........................      1,350,750
                                                                  -------------
                                                                     18,426,677
                                                                  -------------
               INTERNATIONAL EQUITY FUNDS -- 3.3%
      27,000   Greater China Fund, Inc..........................        849,960
      30,000   India Fund, Inc..................................      1,377,000
     124,000   iShares MSCI Japan Index Fund....................      1,760,800
      10,300   iShares MSCI South Africa........................      1,184,706
      46,000   iShares MSCI Sweden..............................      1,479,820
      57,000   iShares MSCI Taiwan Index Fund...................        827,070
      55,000   Japan Smaller Capitalization Fund, Inc...........        707,850
      58,000   New Ireland Fund, Inc............................      2,134,400
                                                                  -------------
                                                                     10,321,606
                                                                  -------------

               TOTAL COMMON STOCKS..............................  $ 160,194,837
                                                                  -------------

JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
  Par Value    U.S. GOVERNMENT & AGENCY BONDS -- 44.0%                Value
--------------------------------------------------------------------------------
$  2,000,000   Federal Farm Credit Bank, 5.950%, 3/16/09........  $   2,038,076
     550,000   Federal Home Loan Bank, 4.500%, 2/17/10..........        540,184
   7,500,000   U.S. Treasury Bonds, 4.875%, 2/15/12.............      7,568,558
  14,000,000   U.S. Treasury Bonds, 4.750%, 5/15/14.............     14,036,092
  35,000,000   U.S. Treasury Bonds, 4.500%, 2/15/16.............     34,442,170
  13,000,000   U.S. Treasury Bonds, 5.125%, 5/15/16.............     13,390,507
  22,200,000   U.S. Treasury Bonds, 5.375%, 2/15/31.............     23,780,018
   9,000,000   U.S. Treasury Bonds, 4.500%, 2/15/36.............      8,558,442
  11,500,000   U.S. Treasury Notes, 3.250%, 8/15/07.............     11,375,570
  14,000,000   U.S. Treasury Notes, 3.000%, 2/15/08.............     13,699,224
   3,000,000   U.S. Treasury Notes, 4.625%, 3/31/08.............      2,987,226
   2,000,000   U.S. Treasury Notes, 2.625%, 5/15/08.............      1,940,312
   2,000,000   U.S. Treasury Notes, 4.000%, 2/15/15.............      1,905,234
                                                                  -------------
               TOTAL U.S. GOVERNMENT & AGENCY BONDS.............  $ 136,261,613
                                                                  -------------

================================================================================
  Par Value    CORPORATE BONDS -- 1.1%                                Value
--------------------------------------------------------------------------------
$    500,000   Anheuser-Busch Companies, Inc., 6.000%, 4/15/1...  $     512,816
     500,000   Barrick Gold Finance, Inc., 7.500%, 5/1/07.......        503,401
     500,000   Tennessee Valley Authority, 5.625%, 1/18/11......        511,576
   2,000,000   Walmart Stores, 5.250%, 9/1/35...................      1,836,597
                                                                  -------------
               TOTAL CORPORATE BONDS............................  $   3,364,390
                                                                  -------------

================================================================================
   Shares      SHORT TERM INVESTMENTS -- 2.5%                         Value
--------------------------------------------------------------------------------
   7,827,245   First American Treasury Obligations Fund.........  $   7,827,245
                                                                  -------------

               TOTAL INVESTMENT SECURITIES -- 99.4%
               (Amortized Cost $275,064,327)....................  $ 307,648,085

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%....      1,866,782
                                                                  -------------

               NET ASSETS -- 100.0%.............................  $ 309,514,867
                                                                  =============

* Non-income producing security.

See accompanying notes to financial statements.

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)
================================================================================
   Shares      COMMON STOCKS -- 96.7%                                 Value
--------------------------------------------------------------------------------
               BASIC MATERIALS -- 9.5%
     129,870   AEP Industries Inc.*.............................  $   6,923,369
      27,500   Alliance Resource Partners, L.P..................        949,300
      93,270   Castle (A.M.) & Company..........................      2,373,722
      29,900   Compass Minerals International, Inc. ............        943,644
      22,700   Innospec, Inc....................................      1,056,685
      20,000   OM Group, Inc.*..................................        905,600
      86,600   Oregon Steel Mills, Inc.*........................      5,404,706
     783,800   Polyone Corporation*.............................      5,878,500
      73,690   Schnitzer Steel Industries, Inc. - Class A.......      2,925,493
      54,000   Shiloh Industries, Inc.*.........................      1,023,300
      62,700   Universal Forest Products, Inc. .................      2,923,074
                                                                  -------------
                                                                     31,307,393
                                                                  -------------
               CONSUMER, CYCLICAL -- 14.2%
     275,700   Air Methods Corporation*.........................      7,697,544
     160,650   Aldila, Inc. ....................................      2,395,292
     344,350   Books-A-Million, Inc. ...........................      7,809,858
     355,900   Charming Shoppes, Inc.*..........................      4,815,327
     586,600   Interstate Hotels & Resorts*.....................      4,376,036
      41,300   JAKKS Pacific, Inc.*.............................        901,992
     190,200   K2, Inc.*........................................      2,508,738
     103,200   Pinnacle Airlines Corporation*...................      1,738,920
      71,500   Steiner Leisure Ltd.*............................      3,253,250
     116,800   The Buckle, Inc..................................      5,939,280
     112,575   The Pantry, Inc.*................................      5,273,013
                                                                  -------------
                                                                     46,709,250
                                                                  -------------
               CONSUMER, NON-CYCLICAL -- 15.2%
     207,250   Advocat, Inc.*...................................      3,330,508
     427,400   Central Parking Corporation......................      7,693,199
     176,605   Corvel Corporation*..............................      8,401,099
     179,000   First Consulting Group, Inc.*....................      2,463,040
     158,900   Gentek, Inc.*....................................      5,496,351
     143,700   Imperial Sugar Company...........................      3,478,977
     196,100   Ingles Markets, Inc. - Class A...................      5,841,819
     137,000   Magellan Health Services, Inc.*..................      5,921,140
     332,556   Spartan Stores, Inc..............................      6,960,397
                                                                  -------------
                                                                     49,586,530
                                                                  -------------
               ENERGY -- 8.4%
      71,270   Copano Energy LLC................................      4,251,256
      60,000   Lufkin Industries, Inc. .........................      3,484,800
     357,900   Matrix Service Company*..........................      5,762,190
     225,675   RPC, Inc.........................................      3,809,394
      90,000   Swift Energy Company*............................      4,032,900
     400,000   VAALCO Energy, Inc.*.............................      2,700,000
      75,000   W-H Energy Services, Inc.*.......................      3,651,750
                                                                  -------------
                                                                     27,692,290
                                                                  -------------

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares      COMMON STOCKS -- 96.7% (Continued)                     Value
--------------------------------------------------------------------------------
               FINANCIAL -- 15.0%
     105,420   1st Source Corporation...........................  $   3,387,145
      75,600   American Physicians Capital, Inc.*...............      3,027,024
     188,050   ASTA Funding, Inc................................      5,724,242
     236,100   CNA Surety Corporation*..........................      5,076,150
     192,100   FelCor Lodging Trust, Inc........................      4,195,464
      99,050   FPIC Insurance Group, Inc.*......................      3,859,979
     188,420   LTC Properties, Inc..............................      5,145,750
     293,917   MCG Capital Corporation..........................      5,972,393
      56,000   Piper Jaffray Companies, Inc.*...................      3,648,400
     133,400   Safety Insurance Group, Inc......................      6,764,714
      99,400   United America Indemnity Ltd.*...................      2,517,802
                                                                  -------------
                                                                     49,319,063
                                                                  -------------
               INDUSTRIAL -- 10.0%
     142,900   Arkansas Best Corporation........................      5,144,400
     112,900   Cascade Corporation..............................      5,972,410
      44,200   Commercial Vehicle Group, Inc.*..................        963,560
      52,600   Metal Management, Inc............................      1,990,910
     283,500   OMI Corporation..................................      6,001,695
     152,232   PW Eagle, Inc....................................      5,252,004
     212,430   Superior Essex, Inc.*............................      7,063,298
      17,200   Twin Disc, Inc...................................        610,600
                                                                  -------------
                                                                     32,998,877
                                                                  -------------
               TECHNOLOGY -- 11.0%
     310,300   Datalink Corporation*............................      2,333,456
      70,100   Hurco Companies, Inc.*...........................      2,227,778
      56,125   John H. Harland Company..........................      2,817,475
     129,700   Komag, Inc.*.....................................      4,913,036
     120,600   Park Electrochemical Corporation.................      3,093,390
     523,000   RealNetworks, Inc.*..............................      5,721,620
      65,820   Rofin-Sinar Technologies, Inc.*..................      3,979,477
      41,900   Teledyne Technologies, Inc.*.....................      1,681,447
     224,600   United Online, Inc...............................      2,982,688
     163,700   Xyratex Ltd.*....................................      3,532,646
     201,500   Zoran Corporation*...............................      2,937,870
                                                                  -------------
                                                                     36,220,883
                                                                  -------------
               UTILITIES -- 13.4%
     352,200   Alaska Communications Systems Group Inc..........      5,349,918
      31,800   Atlantic Tele-Network, Inc.......................        931,740
     279,400   Avista Corporation...............................      7,071,614
     302,950   El Paso Electric Company*........................      7,382,892
     157,000   FairPoint Communications, Inc....................      2,975,150
     281,800   General Communication, Inc. - Class A*...........      4,432,714
     177,100   Iowa Telecommunications Services, Inc. ..........      3,490,641

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares      COMMON STOCKS -- 96.7% (Continued)                     Value
--------------------------------------------------------------------------------
               UTILITIES -- 13.4% (Continued)
     200,470   Southwest Gas Corporation........................  $   7,692,033
     127,300   Unisource Energy Corporation.....................      4,650,269
                                                                  -------------
                                                                     43,976,971
                                                                  -------------
               TOTAL COMMON STOCKS..............................  $ 317,811,257
                                                                  -------------

================================================================================
   Shares      SHORT TERM INVESTMENTS -- 8.5%                         Value
--------------------------------------------------------------------------------
  27,907,923   First American Treasury Obligations Fund.........  $  27,907,923
                                                                  -------------

               TOTAL INVESTMENT SECURITIES -- 105.2%
               (Cost $323,490,249)..............................  $ 345,719,180

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.2%) .    (17,242,554)
                                                                  -------------

               NET ASSETS -- 100.0%.............................  $ 328,476,626
                                                                  =============

* Non-income producing security.

See accompanying notes to financial statements.

JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)
================================================================================
   Shares      COMMON STOCKS -- 76.4%                                 Value
--------------------------------------------------------------------------------
               BASIC MATERIALS -- 6.6%
      16,000   Barrick Gold Corporation.........................  $     491,200
      26,000   Castle (A.M.) & Company..........................        661,700
      35,000   Goldcorp, Inc....................................        995,400
      31,400   Methanex Corporation.............................        859,418
      20,500   Schnitzer Steel Industries, Inc. - Class A.......        813,850
      15,000   Terra Nitrogen Company, L.P......................        510,750
                                                                  -------------
                                                                      4,332,318
                                                                  -------------
               CONSUMER, CYCLICAL -- 13.6%
      40,000   Air Methods Corporation*.........................      1,116,800
      26,000   Darden Restaurants, Inc. ........................      1,044,420
      18,000   J.C. Penney Company, Inc. .......................      1,392,480
      23,400   Office Depot, Inc.*..............................        893,178
      22,425   PACCAR, Inc. ....................................      1,455,383
      32,000   The Buckle, Inc..................................      1,627,199
      29,900   The Pantry, Inc.*................................      1,400,516
                                                                  -------------
                                                                      8,929,976
                                                                  -------------
               CONSUMER, NON-CYCLICAL -- 9.7%
      30,000   Archer-Daniels-Midland Company...................        958,800
      54,000   EZCORP, Inc. - Class A*..........................        877,500
      40,000   King Pharmaceuticals, Inc.*......................        636,800
      20,000   Magellan Health Services, Inc.*..................        864,400
      21,900   Merck & Co., Inc. ...............................        954,840
      40,000   Pfizer, Inc......................................      1,036,000
      23,900   The Toro Company.................................      1,114,457
                                                                  -------------
                                                                      6,442,797
                                                                  -------------
               ENERGY -- 12.3%
      10,096   Apache Corporation...............................        671,485
      22,300   Devon Energy Corporation.........................      1,495,884
      19,000   Exxon Mobil Corporation..........................      1,455,970
      15,000   Lufkin Industries, Inc. .........................        871,200
      22,000   Sunoco, Inc. ....................................      1,371,920
     130,000   VAALCO Energy, Inc.*.............................        877,500
      26,900   Valero Energy Corporation........................      1,376,204
                                                                  -------------
                                                                      8,120,163
                                                                  -------------
               FINANCIAL -- 11.8%
      11,450   Bear Stearns Companies, Inc. ....................      1,863,831
      45,000   Berkley (W.R.) Corporation.......................      1,552,950
      20,600   CIT Group, Inc. .................................      1,148,862
      40,000   CNA Surety Corporation*..........................        860,000
       5,650   Hospitality Properties Trust.....................        268,545
      22,600   KeyCorp..........................................        859,478
      25,000   Safety Insurance Group...........................      1,267,750
                                                                  -------------
                                                                      7,821,416
                                                                  -------------

JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares      COMMON STOCKS -- 76.4% (Continued)                     Value
--------------------------------------------------------------------------------
               INDUSTRIAL -- 3.3%
      20,000   CSX Corporation..................................  $      688,600
       7,000   Cummins, Inc.....................................         827,260
      13,550   Norfolk Southern Corporation.....................         681,430
                                                                  --------------
                                                                       2,197,290
                                                                  --------------
               TECHNOLOGY -- 12.4%
      46,000   Hewlett-Packard Company..........................       1,894,740
      43,000   Komag, Inc.*.....................................       1,628,840
      15,600   Northrop Grumman Corporation.....................       1,056,120
      63,000   Park Electrochemical Corporation.................       1,615,950
      34,400   WESCO International, Inc.*.......................       2,023,063
                                                                  --------------
                                                                       8,218,713
                                                                  --------------
               UTILITIES -- 5.8%
      30,000   CenturyTel, Inc. ................................       1,309,800
      31,200   MDU Resources Group, Inc.........................         799,968
      10,000   Sempra Energy....................................         559,700
      21,900   TXU Corporation..................................       1,187,199
                                                                  --------------
                                                                       3,856,667
                                                                  --------------
               INTERNATIONAL EQUITY FUNDS -- 0.9%
      40,000   iShares MSCI Japan Index Fund....................         568,000
                                                                  --------------
               TOTAL COMMON STOCKS..............................  $   50,487,340
                                                                  --------------

================================================================================
  Par Value    SHORT TERM INVESTMENTS -- 2.3%                         Value
--------------------------------------------------------------------------------
   1,534,204   First American Treasury Obligations Fund.........  $   1,534,204
                                                                  -------------

               TOTAL INVESTMENT SECURITIES -- 78.7%
               (Cost $40,923,477)...............................  $  52,021,544

               SEGREGATED CASH WITH BROKERS -- 82.6%............     54,577,654

               SECURITIES SOLD SHORT -- (61.2)%
               (Proceeds $40,389,859)...........................    (40,485,959)

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (.01%) .         (9,823)
                                                                  -------------

               NET ASSETS -- 100.0%.............................  $  66,103,416
                                                                  =============

* Non-income producing security.

See accompanying notes to financial statements.

JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
December 31, 2006 (Unaudited)
================================================================================
   Shares      COMMON STOCKS -- 61.2%                                 Value
--------------------------------------------------------------------------------
               BASIC MATERIALS -- 1.5%
      42,500   Massey Energy Company............................  $     987,276
                                                                  -------------
               CONSUMER, CYCLICAL -- 13.0%
      56,860   99 Cents Only Stores.............................        691,986
      70,000   AFC Enterprises, Inc.............................      1,236,900
      25,000   Amazon.com, Inc..................................        986,500
      54,000   Audiovox Corporation - Class A...................        760,860
      42,000   InterContinental Hotels Group PLC - ADR..........      1,060,500
      55,000   JetBlue Airways Corporation......................        781,000
     100,000   Pathmark Stores, Inc.............................      1,115,000
      60,500   Pep Boys - Manny, Moe & Jack.....................        899,030
      75,000   XM Satellite Radio Holdings, Inc.................      1,083,750
                                                                  -------------
                                                                      8,615,526
                                                                  -------------
               CONSUMER, NON-CYCLICAL -- 10.5%
      71,480   BearingPoint, Inc................................        562,548
      61,300   CV Therapeutics, Inc.............................        855,748
      48,500   Discovery Holding Company........................        780,365
      50,000   Fresh Del Monte Produce, Inc. ...................        745,500
      51,390   Impax Laboratories, Inc. ........................        501,052
      79,350   Keryx Biopharmaceuticals, Inc....................      1,055,355
      24,000   MedImmune, Inc...................................        776,880
      37,420   Nektar Therapeutics..............................        569,158
      37,500   Onyx Pharmaceuticals, Inc........................        396,750
      68,600   Taro Pharmaceutical Industries Ltd...............        686,000
                                                                  -------------
                                                                      6,929,356
                                                                  -------------
               ENERGY -- 3.4%
      30,300   Cheniere Energy, Inc.............................        874,761
      35,000   Delta Petroleum Corporation......................        810,600
      48,160   FX Energy, Inc...................................        297,147
      75,000   Syntroleum Corporation...........................        259,500
                                                                  -------------
                                                                      2,242,008
                                                                  -------------
               FINANCIAL -- 7.4%
      71,000   Affordable Residential Communities...............        827,150
      55,000   BankAtlantic Bancorp.............................        759,550
      46,100   Brookline Bancorp, Inc...........................        607,137
      45,000   Max Re Capital Ltd...............................      1,116,900
      47,200   NewAlliance Bancshares, Inc......................        774,080
      71,000   Primus Guaranty Ltd..............................        820,050
                                                                  -------------
                                                                      4,904,867
                                                                  -------------

JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
================================================================================
   Shares      COMMON STOCKS -- 61.2% (Continued)                     Value
--------------------------------------------------------------------------------
               INDUSTRIAL -- 4.9%
      90,000   American Superconductor Corporation..............  $     882,900
      24,500   Energy Conversion Devices, Inc. .................        832,510
      20,000   ESCO Technologies, Inc...........................        908,800
      38,000   Tecumseh Products Company - Class A..............        642,200
                                                                  -------------
                                                                      3,266,410
                                                                  -------------
               TECHNOLOGY -- 17.9%
      50,000   3D Systems Corporation...........................        798,000
      65,000   Activision, Inc..................................      1,120,600
      46,000   Affymetrix, Inc. ................................      1,060,760
      61,000   AudioCodes Ltd...................................        571,570
      35,000   Cyberonics, Inc..................................        722,400
     105,000   Diversa Corporation..............................      1,142,400
      50,000   GSI Commerce, Inc................................        937,500
      60,000   Momenta Pharmaceutical, Inc......................        943,800
      90,000   O2Micro International Ltd. - ADR.................        769,500
      40,000   Per-Se Technologies, Inc.........................      1,111,200
      28,000   Rambus, Inc......................................        530,040
      44,200   SINA Corporation.................................      1,268,540
      85,369   Wind River Systems, Inc..........................        875,032
                                                                  -------------
                                                                     11,851,342
                                                                  -------------
               UTILITIES -- 2.6%
      35,000   American Power Conversion Corporation............      1,070,650
      45,715   IDT Corporation..................................        618,524
                                                                  -------------
                                                                      1,689,174
                                                                  -------------

               TOTAL COMMON STOCKS SOLD SHORT
               (Proceeds $40,389,859)...........................  $  40,485,959
                                                                  =============

ADR - American Depository Receipt

See accompanying notes to financial statements.

JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)
================================================================================
   Shares      COMMON STOCKS -- 98.0%                                 Value
--------------------------------------------------------------------------------
               BASIC MATERIALS -- 7.2%
      14,200   AEP Industries, Inc.*............................  $      757,002
      12,510   Alliance Resource Partners, L.P..................         431,845
      16,290   Methanex Corporation.............................         445,857
      38,500   PolyOne Corporation*.............................         288,750
       4,950   PPG Industries, Inc..............................         317,840
       7,965   Schnitzer Steel Industries, Inc. - Class A.......         316,211
                                                                  --------------
                                                                       2,557,505
                                                                  --------------
               CONSUMER, CYCLICAL -- 13.7%
      19,500   Air Methods Corporation*.........................         544,440
      19,400   Darden Restaurants, Inc. ........................         779,298
       3,900   Dillard's, Inc. .................................         136,383
       9,120   J.C. Penney Company, Inc. .......................         705,523
      28,500   K2, Inc.*........................................         375,915
      11,195   PACCAR, Inc. ....................................         726,556
      10,200   Steven Madden Ltd................................         357,918
      12,700   The Buckle, Inc..................................         645,795
      12,500   The Pantry, Inc.*................................         585,500
                                                                  --------------
                                                                       4,857,328
                                                                  --------------
               CONSUMER, NON-CYCLICAL -- 14.7%
      14,715   Archer-Daniels-Midland Company...................         470,291
       3,375   Corvel Corporation*..............................         160,549
      55,500   EZCORP, Inc. - Class A*..........................         901,875
       4,750   Ingles Markets, Inc. - Class A...................         141,503
      26,100   King Pharmaceuticals, Inc.*......................         415,512
      11,700   Magellan Health Services, Inc.*..................         505,674
       6,210   Manpower, Inc. ..................................         465,315
      14,850   Merck & Co., Inc. ...............................         647,460
      19,710   Pfizer, Inc......................................         510,489
      11,790   The Toro Company.................................         549,768
      10,000   Watson Wyatt Worldwide, Inc......................         451,500
                                                                  --------------
                                                                       5,219,936
                                                                  --------------
               ENERGY -- 14.8%
       6,875   Anadarko Petroleum Corporation...................         299,200
       5,000   Apache Corporation...............................         332,550
       9,000   Cimarex Energy Company...........................         328,500
       1,750   Copano Energy LLC................................         104,388
       4,350   Devon Energy Corporation.........................         291,798
       6,300   Exxon Mobil Corporation..........................         482,769
      22,860   Frontier Oil Corporation.........................         656,995
       9,760   Hess Corporation.................................         483,803
       8,100   Lufkin Industries, Inc. .........................         470,448
       5,865   Marathon Oil Corporation.........................         542,512

JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares      COMMON STOCKS -- 98.0% (Continued)                     Value
--------------------------------------------------------------------------------
               ENERGY -- 14.8% (Continued)
       6,970   Matrix Service Company*..........................  $     112,217
       7,020   Sunoco, Inc. ....................................        437,767
      45,000   VAALCO Energy, Inc.*.............................        303,750
       7,560   Valero Energy Corporation........................        386,770
                                                                  -------------
                                                                      5,233,467
                                                                  -------------
               FINANCIAL -- 14.5%
       5,580   AllianceBernstein Holding L.P....................        448,632
      10,665   American Financial Group, Inc. ..................        382,980
       9,180   American Physicians Capital, Inc.*...............        367,567
       4,220   Bear Stearns Companies, Inc. ....................        686,932
       8,235   CIT Group, Inc. .................................        459,266
      20,250   CNA Surety Corporation*..........................        435,375
      19,215   Knight Capital Group, Inc.*......................        368,352
      15,750   Safety Insurance Group, Inc......................        798,682
       3,600   The Goldman Sachs Group, Inc.....................        717,660
      13,500   W.R. Berkley Corporation.........................        465,885
                                                                  -------------
                                                                      5,131,331
                                                                  -------------
               INDUSTRIAL -- 10.7%
      11,160   Cascade Corporation..............................        590,364
       6,880   Cummins, Inc. ...................................        813,078
       7,830   Eaton Corporation................................        588,346
       2,095   Magna International, Inc. - Class A..............        168,752
      10,900   Metal Management, Inc. ..........................        412,565
       5,490   Norfolk Southern Corporation.....................        276,092
       6,950   PW Eagle, Inc....................................        239,775
      21,250   Superior Essex, Inc.*............................        706,563
                                                                  -------------
                                                                      3,795,535
                                                                  -------------
               TECHNOLOGY -- 11.6%
      60,000   Datalink Corporation*............................        451,200
      23,400   Hewlett-Packard Company..........................        963,846
      15,570   Komag, Inc.*.....................................        589,792
      20,400   Park Electrochemical Corporation.................        523,260
      11,700   WESCO International, Inc.*.......................        688,077
      25,000   Western Digital Corporation*.....................        511,500
      27,000   Zoran Corporation*...............................        393,660
                                                                  -------------
                                                                      4,121,335
                                                                  -------------
               UTILITIES -- 10.8%
       8,640   American Electric Power..........................        367,891
       9,000   AT&T, Inc........................................        321,750
      13,310   CenturyTel, Inc. ................................        581,115
       7,110   El Paso Electric Company*........................        173,271
      10,890   Energen Corporation..............................        511,177
      15,300   Great Plains Energy, Inc.........................        486,540
       2,650   IDACORP, Inc.....................................        102,423

JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares      COMMON STOCKS -- 98.0% (Continued)                     Value
--------------------------------------------------------------------------------
      11,000   MDU Resources Group, Inc.........................  $     282,040
      11,870   Sempra Energy....................................        664,363
       6,480   WPS Resources Corporation........................        350,114
                                                                  -------------
                                                                      3,840,684
                                                                  -------------
               TOTAL COMMON STOCKS..............................  $  34,757,121
                                                                  -------------

================================================================================
   Shares      SHORT TERM INVESTMENTS -- 6.0%                         Value
--------------------------------------------------------------------------------
   2,108,218   First American Treasury Obligations Fund.........  $   2,108,218

               TOTAL INVESTMENT SECURITIES -- 104.0%
               (Cost $30,340,636) ..............................  $  36,865,339

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.0%)..     (1,434,710)
                                                                  -------------

               NET ASSETS -- 100.0%.............................  $  35,430,629
                                                                  =============

* Non-income producing security.

See accompanying notes to financial statements.

JAMES MID CAP FUND
SCHEDULE OF INVESTMENTS
December 31, 2006 (Unaudited)
================================================================================
   Shares      COMMON STOCKS -- 95.6%                                 Value
--------------------------------------------------------------------------------
               BASIC MATERIALS -- 9.4%
       1,500   Albermarle Corporation...........................  $     107,700
       3,500   Commercial Metals Company........................         90,300
       3,600   Goldcorp, Inc....................................        102,384
       3,400   Methanex Corporation.............................         93,058
                                                                  -------------
                                                                        393,442
                                                                  -------------
               CONSUMER, CYCLICAL -- 10.6%
       3,900   Charming Shoppes, Inc.*..........................         52,767
       1,600   Darden Restaurants, Inc..........................         64,272
       3,000   Dillard's, Inc...................................        104,910
         700   Genesco, Inc.*...................................         26,110
       3,050   Men's Wearhouse, Inc.............................        116,693
       1,650   The Pantry, Inc.*................................         77,286
                                                                  -------------
                                                                        442,038
                                                                  -------------
               CONSUMER, NON-CYCLICAL -- 16.4%
         900   Banta Corporation................................         32,760
       2,000   CenturyTel, Inc..................................         87,320
       2,400   EZCORP, Inc. - Class A*..........................         39,000
       4,400   King Pharmaceuticals, Inc.*......................         70,048
       2,400   Magellan Health Services, Inc.*..................        103,728
       1,600   Manpower, Inc....................................        119,888
       2,900   Newell Rubbermaid................................         83,955
       2,200   Pepsi Bottling Group, Inc........................         68,002
       1,700   The Toro Company.................................         79,271
                                                                  -------------
                                                                        683,972
                                                                  -------------
               ENERGY -- 11.1%
       2,000   Cimarex Energy Company...........................         73,000
       3,400   Frontier Oil Corporation.........................         97,716
       1,200   Questar Corporation..............................         99,660
       2,100   Swift Energy Company*............................         94,101
       2,100   Whiting Petroleum Corporation*...................         97,860
                                                                  -------------
                                                                        462,337
                                                                  -------------
               FINANCIAL -- 17.0%
       1,050   AllianceBernstein Holding L.P....................         84,420
       2,850   American Financial Group, Inc....................        102,343
       1,700   Assurant, Inc....................................         93,925
       1,600   Hospitality Properties TR........................         76,048
       4,600   Knight Capital Group, Inc.*......................         88,182
       3,500   Ohio Casualty Corporation........................        104,334
       1,400   SAFECO Corporation...............................         87,570
       2,050   W.R. Berkley Corporation.........................         70,746
                                                                  -------------
                                                                        707,568
                                                                  -------------

JAMES MID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Shares      COMMON STOCKS -- 95.6% (Continued)                     Value
--------------------------------------------------------------------------------
               INDUSTRIAL -- 9.7%
         700   Cummins, Inc.....................................  $      82,726
       1,300   GATX Corporation.................................         56,329
         950   Greif Bros. Corporation..........................        112,480
       5,000   OMI Corporation..................................        105,850
       1,600   Timken Company...................................         46,688
                                                                  -------------
                                                                        404,073
                                                                  -------------
               TECHNOLOGY -- 9.3%
       1,800   Ceradyne, Inc.*..................................        101,700
       1,100   Komag, Inc.*.....................................         41,668
       2,000   Teledyne Technologies, Inc.*.....................         80,260
       1,250   WESCO International, Inc.*.......................         73,513
       4,400   Western Digital Corporation*.....................         90,024
                                                                  -------------
                                                                        387,165
                                                                  -------------
               UTILITIES -- 12.1%
       2,450   Alliant Energy Corporation.......................         92,537
       1,500   Comstock Resources, Inc.*........................         46,590
       1,400   Energen Corporation..............................         65,716
       2,000   Great Plains Energy, Inc.........................         63,600
       2,200   IDACORP, Inc.....................................         85,030
       3,650   MDU Resources Group, Inc.........................         93,586
       1,100   WPS Resources Corporation........................         59,433
                                                                  -------------
                                                                        506,492
                                                                  -------------

               TOTAL COMMON STOCKS..............................  $   3,987,087
                                                                  -------------

================================================================================
   Shares      SHORT TERM INVESTMENTS -- 7.3%                         Value
--------------------------------------------------------------------------------
     305,166   First American Treasury Obligations Fund ........  $     305,166
                                                                  -------------

               TOTAL INVESTMENT SECURITIES -- 102.9%
               (Cost $4,144,298)................................  $   4,292,253

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.9%)..       (122,108)
                                                                  -------------

               NET ASSETS -- 100.0%.............................  $   4,170,145
                                                                  =============

* Non-income producing security.

See accompanying notes to financial statements.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2006 (Unaudited)
================================================================================

1. General Information and Significant Accounting Policies

James Balanced: Golden Rainbow Fund, James Small Cap Fund, and James Market Neutral Fund are each a diversified series of James Advantage Funds (the "Trust"), and James Equity Fund is a non-diversified series of the Trust (individually the "Fund," collectively the "Funds"). The Trust is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"). James Balanced: Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, James Balanced: Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund and James Market Neutral Fund each commenced its public offering of shares on October 2, 1998. The James Equity Fund commenced its public offering of shares on November 1, 1999. The James Mid Cap Fund commenced its public offering of shares on June 30, 2006.

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund's adviser, James Investment Research, Inc. ("James"), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies.

James Market Neutral Fund seeks to provide positive returns regardless of the direction of the stock markets. The Fund seeks to achieve its objective by investing in common stocks that James believes are undervalued and more likely to appreciate, and selling short common stocks that James believes are overvalued and more likely to depreciate.

James Equity Fund seeks to provide long-term capital appreciation and outperform the Standard & Poor's 500 Index (the "S&P 500 Index"). The Fund seeks to achieve its objective by investing primarily in equity securities without regard to the market capitalization of the stock. The Fund often buys stocks in the S&P 500 Index.

James Mid Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of mid capitalization companies.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (GAAP).

Share Valuation

The net asset value per share of each Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The net asset value is determined as of the close of the NYSE (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business, and on any other day on which there is sufficient trading in a Fund's securities to materially affect the net asset value.

Redemption Fees

Effective November 1, 2004, the James Small Cap Fund, James Market Neutral Fund and James Equity Fund each charge a redemption fee of 1.00% of the amount redeemed if the shares sold were held for fewer than 90 days. Redemption fees are paid directly to the Fund. On February 21, 2007, the Board of Trustees of the James Advantage Funds voted to abolish the redemption fee from the James Small Cap Fund, the James Market Neutral Fund, the James Equity Fund, and the James Mid Cap Fund. This change was effective immediately.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

Securities Valuation

Securities that are traded on any exchange are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in James's opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ over-the-counter market are valued at their NASDAQ Official Closing Price ("NOCP") for all NASDAQ National Market ("NNM") and NASDAQ Capital Market(R) securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which the Fund calculates its net asset value) that materially affects a security's value, when James determines that the market quotation does not accurately reflect the current value or when a restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Funds may use pricing services to determine market value for securities.

In accordance with the Trust's good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced: Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of December 31, 2006, the James
Balanced: Golden Rainbow Fund had no such outstanding purchase commitments. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.

Short Sales and Segregated Cash

The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. If a security sold short pays a dividend while the Fund is short that security, the Fund will pay the dividend and record that amount as an expense.

All short sales are collateralized, as required by the Fund's prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on all debt securities. Amortization and accretion is calculated using the effective yield method.

Dividends and Distributions to Shareholders

Net investment income, if any, is generally declared and distributed to shareholders of each Fund quarterly. Net realized capital gains from security transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards. Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Accordingly, temporary overdistributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from security transactions, where applicable.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

Federal Income Taxes

The Funds generally intend to distribute all taxable income and capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal tax provision is required.

The tax character of distributions paid for the years ended June 30, 2006 and 2005 was as follows:

--------------------------------------------------------------------------------
                                   James Balanced:           James Small Cap
                                 Golden Rainbow Fund              Fund
--------------------------------------------------------------------------------
                                 2006         2005         2006          2005
--------------------------------------------------------------------------------
From ordinary income .......  $ 4,473,409  $ 1,715,612  $   140,631  $        --
From long-term capital gains    6,895,468      289,929    1,110,529      756,432
                              -----------  -----------  -----------  -----------
                              $11,368,877  $ 2,005,541  $ 1,251,160  $   756,432
                              ===========  ===========  ===========  ===========
--------------------------------------------------------------------------------

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

--------------------------------------------------------------------------------
                                    James Market Neutral        James Equity
                                            Fund                     Fund
--------------------------------------------------------------------------------
                                      2006        2005         2006       2005
--------------------------------------------------------------------------------
From ordinary income .............  $994,103    $     --     $ 41,105   $ 24,033
                                    ========    ========     ========   ========
--------------------------------------------------------------------------------

James Mid Cap Fund commenced operations June 30, 2006, and made no distributions during the period ended on that date.

The following information is computed on a tax basis for each item as of June 30, 2006:

----------------------------------------------------------------------------------------------------------
                                           James             James             James            James
                                     Balanced: Golden      Small Cap       Market Neutral       Equity
                                       Rainbow Fund          Fund               Fund             Fund
----------------------------------------------------------------------------------------------------------
Tax cost of portfolio investments .    $ 241,826,981     $ 153,650,828     $ 114,373,045     $  27,205,116
                                       =============     =============     =============     =============

Gross unrealized appreciation .....    $  28,753,979     $  22,520,772     $  19,708,320     $   6,694,777
Gross unrealized depreciation .....       (3,917,026)       (6,006,524)       (3,358,561)         (988,966)
                                       -------------     -------------     -------------     -------------
Net unrealized appreciation .......       24,836,953        16,514,248        16,349,759         5,705,811
Capital loss carryforward .........               --                --        (2,485,252)       (1,795,771)
Post-October losses ...............               --                --        (9,170,855)               --
Undistributed net investment income           60,420                --            15,714                --
Undistributed long-term gains .....        3,482,207           168,768                --                --
Other temporary differences .......          (57,549)               --           (14,362)               --
                                       -------------     -------------     -------------     -------------
     Accumulated earnings .........    $  28,322,031     $  16,683,016     $   4,695,004     $   3,910,040
                                       =============     =============     =============     =============
----------------------------------------------------------------------------------------------------------

During the year ended June 30, 2006, the James Mid Cap made no portfolio investments.

The difference between the cost of portfolio investments and financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP.

During the year ended June 30, 2006, the James Equity Fund utilized $1,393,779 of capital loss carryforwards. The capital loss carryforwards remaining as of June 30, 2006 in the table above expire as follows:

--------------------------------------------------------------------------------
                                                   Amount        Expiration Date
--------------------------------------------------------------------------------
James Market Neutral Fund.....................  $      82,513      June 30, 2008
                                                $     987,690      June 30, 2012
                                                $     773,042      June 30, 2013
                                                $     642,007      June 30, 2014
James Equity Fund.............................  $   1,487,712      June 30, 2010
                                                $     130,880      June 30, 2011
                                                $     177,179      June 30, 2012
--------------------------------------------------------------------------------

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its annual report on June 30, 2007. Management is in the process of determing the impact of adoption.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

Reclassification of Capital Accounts

Reclassifications result primarily from the difference in the tax treatment of net investment losses and distributions in excess of net investment income. The following reclassifications were made on the Statements of Assets and Liabilities as of June 30, 2006, and have no impact on the net assets or net asset value of the Funds:

----------------------------------------------------------------------------------------------
                                                               Undistributed      Accumulated
                                                 Paid-In      Net Investment     Net Realized
                                                 Capital          Income        Gains (Losses)
----------------------------------------------------------------------------------------------
James Small Cap Fund .......................   $(139,932)        $ 245,786        $(105,854)
James Market Neutral Fund ..................   $      --         $   1,350        $  (1,350)
James Equity Fund ..........................   $ (28,218)        $  28,218        $      --
----------------------------------------------------------------------------------------------

Federal Tax Information

As of December 31, 2006, the James Advantage Funds had the following federal tax cost resulting in net unrealized appreciation as follows:

------------------------------------------------------------------------------------------------
                                                         Gross         Gross           Net
                                        Federal Tax    Unrealized    Unrealized     Unrealized
                                            Cost      Appreciation  Depreciation   Apppreciation
------------------------------------------------------------------------------------------------
James Balanced: Golden Rainbow Fund ..  $275,064,327  $ 36,533,630  $ (3,949,872)   $ 32,583,758
Small Cap Fund .......................  $323,490,249  $ 32,565,887  $(10,336,956)   $ 22,281,931
Market Neutral Fund ..................  $ 41,014,083  $ 15,796,428  $ (4,885,067)   $ 10,911,361
Equity Fund ..........................  $ 30,340,636  $  7,397,567  $   (872,864)   $  6,524,703
Mid Cap Fund .........................  $  4,144,298  $    241,701  $    (93,746)   $    147,955
------------------------------------------------------------------------------------------------

2. Securities Transactions

Purchases and sales (including maturities) of investments in long-term U.S. Government obligations for James Balanced: Golden Rainbow Fund for the six months ended December 31, 2006 were as follows:

--------------------------------------------------------------------------------
                                                   Purchases            Sales
--------------------------------------------------------------------------------
James Balanced: Golden Rainbow Fund.............  $49,307,344        $51,981,836
--------------------------------------------------------------------------------

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

Purchases and sales (including maturities) of investments in other securities for the six months ended December 31, 2006 were as follows:

--------------------------------------------------------------------------------
                                                    Purchases           Sales
--------------------------------------------------------------------------------
James Balanced: Golden Rainbow Fund.............  $ 72,589,130       $16,189,314
James Small Cap Fund............................   242,795,762        90,108,690
James Market Neutral Fund.......................    14,765,462        18,361,851
James Equity Fund...............................    12,393,528         9,713,403
James Mid Cap Fund..............................     4,074,494           235,710
--------------------------------------------------------------------------------

For the six months ended December 31, 2006, the cost of securities purchased to cover short sales and the proceeds from securities sold short were $24,497,666 and $10,554,384, respectively, for the James Market Neutral Fund.

3. Management Fee and Other Transactions with Affiliates

A trustee and certain officers of the Trust are also officers of James or Integrated Investment Services, Inc. (Integrated), formerly Integrated Fund Services, Inc., the administrative services agent, shareholder services and transfer agent and accounting services agent for the Trust, or of IFS Fund Distributors, Inc., the exclusive agent for the distribution of the Funds' shares.

Investment Management Agreement

The Funds retain James to manage the Funds' investments. The investment decisions for the Funds are made by a committee of James' personnel, which is primarily responsible for the day-to-day management of each Fund's portfolio. James Balanced: Golden Rainbow Fund is authorized to pay James a fee equal to an annual rate of 0.74% of its average daily net assets. James Balanced: Golden Rainbow Fund is responsible for the payment of all operating expenses of the Fund.

James is authorized to receive a fee equal to (a) an annual rate of 1.25% of the average daily net assets of the James Small Cap Fund, James Equity Fund, and James Mid Cap Fund, and 1.70% of James Market Neutral Fund; minus (b) the fees and expenses of the non-interested person trustees incurred by the applicable Fund. James is responsible for the payment of all operating expenses of the James Small Cap Fund, James Market Neutral Fund, James Equity Fund, and James Mid Cap Fund, except for brokerage fees and commissions, taxes, interest (including dividend expense on securities sold short), 12b-1 expenses, fees and expenses of non-interested person trustees and extraordinary expenses.

Administrative Services Agreement

Under the terms of an Administrative Services Agreement with the Trust, Integrated supplies executive and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For these services, Integrated receives a monthly fee paid by James Balanced: Golden Rainbow Fund, and paid by James for the James Small Cap Fund, James Market Neutral Fund, James Equity Fund, and James Mid Cap Fund, based on each Fund's respective average daily net assets, subject to a minimum monthly fee for each Fund.

Transfer Agent and Shareholder Service Agreement

Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, Integrated maintains the records of each shareholder's account, answers shareholder inquiries concerning their accounts, processes purchases and redemptions of each Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee paid by James Balanced:
Golden Rainbow Fund, and paid by James for the James Small Cap Fund, James Market Neutral Fund, James Equity Fund, and James Mid Cap Fund, subject to a minimum monthly fee for each Fund. In addition, James Balanced: Golden Rainbow Fund and James pay Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

Accounting Services Agreement

Under the terms of the Accounting Services Agreement with the Trust, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee from James Balanced: Golden Rainbow Fund and from James with respect to each of the James Small Cap Fund, James Market Neutral Fund, James Equity Fund, and James Mid Cap Fund. In addition, Integrated is reimbursed by James Balanced:
Golden Rainbow Fund and James for certain out-of-pocket expenses incurred by Integrated in obtaining valuations of the Funds' portfolio securities.

Plan of Distribution

Each Fund has a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") under which the Fund may incur or reimburse James for expenses related to the distribution and promotion of its shares. The annual limitation for payment of such expenses under the Plans of James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Market Neutral Fund, James Equity Fund, and James Mid Cap Fund is 0.25% of the average daily net assets of each respective Fund.

Compliance Services Agreement

Under the terms of the Compliance Services Agreement between the Trust and Integrated, Integrated provides certain compliance services to the Trust, including developing and assisting in implementing a compliance program for Integrated on behalf of the funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer.

4. Commitments and Contingencies

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

JAMES ADVANTAGE FUNDS
OTHER ITEMS (Unaudited)
================================================================================

Proxy Voting Guidelines

James is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that James uses in fulfilling this responsibility and information regarding how those proxies were voted during the most recent twelve month period ended June 30 are available without charge upon request by calling toll free 1-800-995-2637. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov. and on the James' website at www.jamesfunds.com.

Quarterly Portfolio Disclosure

James files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1-800-995-2637. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shareholder Expense Example

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs including applicable redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2006 through December 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2006" to estimate the expenses you paid on your account during this period, if you held your shares for the entire period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

JAMES ADVANTAGE FUNDS
OTHER ITEMS (Continued)
================================================================================

Note that expenses shown in the table are meant to highlight your ongoing costs only. The calculations also assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The James Small Cap Fund, James Market Neutral Fund, James Equity Fund and James Mid Cap Fund each charge a redemption fee of 1.00% of the amount redeemed if the shares sold were held for fewer than 90 days. If these transactional costs were incurred and were included, your costs would have been higher.

-----------------------------------------------------------------------------------------------------------------
                                                                                                    Expenses Paid
                                                Net Expense                                           During the
                                                   Ratio            Beginning         Ending          Six Months
                                                Annualized        Account Value    Account Value        Ended
                                                December 31,         July 1,        December 31,     December 31
                                                   2006               2006             2006             2006*
-----------------------------------------------------------------------------------------------------------------
James Balanced: Golden Rainbow Fund
  Actual .................................         1.17%            $1,000.00        $1,050.00          $ 6.05
  Hypothetical............................         1.17%            $1,000.00        $1,019.31          $ 5.96

James Small Cap Fund
  Actual .................................         1.49%            $1,000.00        $1,016.70          $ 7.57
  Hypothetical............................         1.49%            $1,000.00        $1,017.69          $ 7.58

James Market Neutral Fund
   Actual ................................         2.19%            $1,000.00        $  956.60          $10.80
   Hypothetical...........................         2.19%            $1,000.00        $1,014.17          $11.12

James Equity Fund
   Actual ................................         1.50%            $1,000.00        $1,031.40          $ 7.68
   Hypothetical...........................         1.50%            $1,000.00        $1,017.64          $ 7.63

James Mid Cap Fund
   Actual ................................         1.48%            $1,000.00        $1,057.70          $ 7.68
   Hypothetical...........................         1.48%            $1,000.00        $1,017.74          $ 7.53

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                               INVESTMENT ADVISER
                         James Investment Research, Inc.
                                   P.O. Box 8
                               Alpha, Ohio 45301
                               info@jamesfunds.com

                                        O

                                    CUSTODIAN
                                    U.S. Bank
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                        O

                                 TRANSFER AGENT
                      Integrated Investment Services, Inc.
                                  P.O. Box 5354
                           Cincinnati, Ohio 45201-5354

                                        O

                             INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM
                              Deloitte & Touche LLP
                              250 East Fifth Street
                                   Suite 1900
                             Cincinnati, Ohio 45202

                                        O

                                   DISTRIBUTOR
                           IFS Fund Distributors, Inc.
                                  303 Broadway
                             Cincinnati, Ohio 45202

                                        O

                                  LEGAL COUNSEL
                                Thompson Hine LLP
                                312 Walnut Street
                                   14th Floor
                             Cincinnati, Ohio 45202

                               www.jamesfunds.com

                     For information about the Funds, or to
                   make inquiries about the Funds, please call
                         1-800-99JAMES (1-800-995-2637).

Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not Applicable

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Funds.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Funds.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The James Advantage Funds
             ---------------------------

By (Signature and Title)


/s/ Barry R. James
---------------------------
Barry R. James
President

Date: March 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Barry R. James
---------------------------
Barry R. James
President

Date:  March 2, 2007

By (Signature and Title)


/s/ Thomas L. Mangan
---------------------------
Thomas L. Mangan
Treasurer, Chief Financial Officer

Date: March 2, 2007